Changes in significant accounting policies	12 Months Ended
Dec. 31, 2019
Change in significant accounting policies
Change in significant accounting policies

3.     Changes in significant accounting policies

3.1          New accounting policies adopted

Leases under IFRS 16

The Bank applied IFRS 16 with effective date of initial application on January 1, 2019.  As a result, the Bank has changed its accounting policy for lease contracts using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019.

Accounting policy applicable as of January 1, 2019:

At inception of a contract, the Bank assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Bank assesses whether:

-

The contract involves the use of an identified asset –this may be specified explicitly or implicitly; and should be physically distinct or represent substantially all of the capacity of a physically distinct asset.

-	The Bank has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use.
-

The Bank has the right to direct the use of the asset. The Bank has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Bank has the right to direct the use of the asset if either:

-	The Bank has the right to operate the asset; or
-	The Bank designed the asset in a way that predetermines how and for what purpose it will be used.

This policy is applied to contracts entered into, or modified, on or after January 1, 2019.

At inception or on reassessment of a contract that contains  a lease component, the bank allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for lease agreements of office spaces in buildings in which the Bank is a lessee, it chose not to separate the components of the contract that do not correspond to the lease and to account for all of them under a single lease component.

3.1          New accounting policies adopted

A.	Definition of a lease

Previously, the Bank determined at contract inception whether an arrangement is or contains a lease under IFRIC 4.  Under IFRS 16, the Bank assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 3.1.

On transition to IFRS 16, the Bank elected to apply the practical expedient to grandfather the assessment of which transactions are leases.  It applied IFRS 16 only to contracts that were previously identified as leases.  Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease.  Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

B.	As a lessee

As a lessee, the Bank previously classified leases as operating or finance leases based on its assessment of whether the leases transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Bank.  Under IFRS 16, the Bank recognizes right-of-use assets and lease liabilities for most leases.  These leases are presented in the consolidated statement of financial position.

At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Bank´s internal funding cost rate as at January 1, 2019. The right-of-use assets are measured at their book value as if IFRS 16 had been applied since the inception date, by discounting total lease payments to present value using the Bank's internal funding cost rate, for the weighted average term of the contract, adjusted for any prepayment, incremental cost, dismantling cost and depreciation that would have been recognized from the beginning of the contract until the date of implementation of the standard.

The right-of-use asset is subsequently depreciated using the straight-line method from the inception date until the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if applicable, and is adjusted for certain new measurements of the lease liability. The Bank presents its right of use assets in equipment and improvements to the leased property and the liability for lease in obligations and debt, net in the consolidated statement of financial position.

The Bank used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

-	For lease contracts with similar characteristics, the internal funding cost rate of the Bank was applied, according to the average term of the lease.
-	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.
-	Used hindsight when determining the lease term, for those contracts that included the option to extend or rescind the lease.
C.	As a lessor

The Bank does not require to make any adjustments on transition of IFRS 16 for its leases like a lessor, except when acting as an intermediate lessor. The Bank accounted its leases in accordance with IFRS 16 on the date of initial application.

Under IFRS 16, the Bank should the evaluate the classification of the sublease by reference to the right-of-use assets, and not by reference to the underlying asset.  At transition, the Bank revalued the classification of a sublease contract previously classified as an operating lease under IAS 17. The Bank concluded that the sublease is an operating lease under IFRS 16.

On transition to IFRS 16, the right-of-use assets recognized as a result of lease agreements that qualify as investment property are presented in the consolidated statement of financial position and are measured at fair value.

The Bank applied IFRS 15 to revenue from contracts with customers to assign the consideration in the contract to each lease component and that is not a lease.

3.1          New accounting policies

Impacts on consolidated financial statements

In transition to IFRS 16, the Bank recognized right-of-use assets and lease liabilities, recognizing the difference in retained earnings.

The impact of transition is as follows:

Building
Balance at January 1, 2019	17,435
Additions	14
Depreciation by right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	12,522

When measuring the lease liabilities, the Bank discounted the lease payments using its internal funding cost rate at January 1, 2019. The weighted average rate applied is 4.81%.

January 1,
2019
Operating lease commitment disclosed as at December 31, 2018	16,790
Extensions and termination options that are reasonably true of being exercised	11,160
27,950

Discounted lease liabilities using the internal funding cost rate as at January 1, 2019	20,965

Accounting policy applicable until December 31, 2018:

Leases under NIC 17

The determination of whether an arrangement is a lease, or contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

a.	Banks as a lessee

Leases where the lessor does not transfer to the Bank substantially all the risks and benefits incidental to ownership of the leased items are classified as operating leases. Collections from operating leases are recognized as an income in profit or loss using the straight-line method during the lease term.

b.	Bank as a sub-lessor

Leases where the Bank does not transfer substantially all risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating operating leases are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Rental income is recognized as revenue as earned. In the event that the contract is cancelable, they are recognized as income over the term of the lease.

3.2          New accounting policies and amendments not yet adopted

In September 2019, the IASB (International Accounting Standards Board) finalized the Phase 1 of the Project of IBOR Reform and issued the document Interest Rate Benchmark Reform (“the Reform”), which contains amendments to IFRS 9 Financial Instruments; to the IAS 39 Financial Instruments: Recognition and Measurement; and IFRS 7 Financial Instruments: Disclosures, as a first reaction to the potential effects the IBOR reform could have on financial reporting to the entities that report IFRS. These amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR reform.

The following summarizes the changes that are made to the Amendments (amendments to IFRS 9, IAS 39 and IFRS 7):

a.

Modify specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of the Reform;

b.	Are mandatory for all hedging relationships that are directly affected by the Reform;
c.

Are not intended to provide relief from any other consequences arising from the Reform (if a hedging relationship no longer meets the requirements for hedge accounting for reasons other than those specified by the amendments, discontinuation of hedge accounting is required); and

d.	Require specific disclosures about the extent to which the entities' hedging relationships are affected by the amendments.

The amendments are effective for annual periods beginning on or after 1 January 2020 and must be applied retrospectively, early application is permitted. The Bank is evaluating possible impact scenarios for its hedging positions, considering the Reform, mainly in those whose maturity exceeds the deadline of the Reform.